                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                             LETTER TO SHAREHOLDERS

                                                                   June 14, 1999

Dear Shareholder:

    We are pleased to bring you the 1999 semi-annual report. The FBR Family of Funds continues to offer shareholders an excellent means of investing in the financial services, real estate and small cap sectors. In addition, we will soon be adding a technology fund to the mix.(1) (More about this later.) With this addition we will round out our original vision of providing sector funds concentrating in these four areas, and run by experienced portfolio managers. While we have no other plans to add to the FBR Family of Funds, let me assure you that when we can add additional portfolio managers of the same caliber as our current portfolio managers we will always seize those opportunities.

    The FBR Family of Funds operates on an October fiscal year-end; consequently the information provided in this report is as of April 30, 1999. Our two financial funds have lagged the broad market as that sector remains out of favor. The average annual return since inception (01/03/97) for the FBR Financial Services Fund and FBR Small Cap Financial Fund were 22.61% and 14.36%, respectively.

    The FBR Small Cap Value Fund's average annual return since inception (01/03/97) was 19.89% and FBR Realty Growth Fund's average annual return since inception (07/03/95) was 12.12%. We must remind you that investments in real estate companies and REITs may be adversely affected by a decline in value of real estate assets, fluctuations in interest rates, credit quality trends and the cash flow of underlying assets. Certain REITs have relatively small market capitalizations and, therefore, may not respond to market rallies or downturns as much as other types of equity securities.

    The above total returns represent past performance, which is no guarantee of future results. Your investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. FBR Fund Advisers, Inc. has waived a portion of its advisory fees and has agreed to voluntarily reimburse a portion of the operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, the returns stated above would have been different.

    The new technology fund should be up and running by this fall.(1) The new fund will be an equity fund concentrating on Internet and other technology related companies. It will be no-load and structured in a similar fashion to the other members of the family. Needless to say, we are excited about adding this capability to the FBR Family of Funds.

    Thank you for your continued support. Please know that we work hard to provide you the very best service and portfolio management possible, but if you have an idea, question or complaint that could help us improve, please contact us. You can reach our shareholder service representatives at 1-800-821-3460 or a marketing representative at 1-888-888-0025.

Sincerely,

/s/ C. Eric Brugel

C. Eric Brugel
Chairman & President
FBR Family of Funds

----------------

(1) A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                        LIPPER FINANCIAL
                                                      FBR FINANCIAL       S&P 500           SERVICES
                                                      SERVICES FUND   COMPOSITE INDEX      FUND INDEX
Jan. 3, 1997                                                 $10,000           $10,000           $10,000
Jan. 31, 1997                                                $10,292           $10,762           $10,684
Apr. 30, 1997                                                $10,567           $10,936           $11,006
Jul. 31, 1997                                                $12,917           $13,086           $13,431
Oct. 31, 1997                                                $13,358           $12,593           $13,678
Jan. 31, 1998                                                $14,225           $13,551           $14,458
Apr. 30, 1998                                                $16,649           $15,425           $16,756
Jul. 31, 1998                                                $15,923           $15,607           $16,586
Oct. 31, 1998                                                $14,309           $15,362           $14,438
Jan. 31, 1999                                                $14,886           $17,952           $15,819
Apr. 30, 1999                                                $16,065           $18,791           $17,172
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                 APRIL 30, 1999(3)    ANNUAL(4)
                                                 ------------------  ------------
FBR Financial Services Fund(2).................         (3.51)%           22.61%
S&P 500 Composite Index(1).....................         21.82             31.15
Lipper Financial Services Fund Index(1)........          2.48             26.17

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.

(3) Purchases made by shareholders within the one year period would have been subject to an initial maximum sales charge of 5.50%. As a result, total returns for such shareholders would have been lower.

(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1999.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                     LIPPER FINANCIAL
                                                       FBR SMALL CAP     RUSSELL         SERVICES
                                                      FINANCIAL FUND    2000 INDEX      FUND INDEX
Jan. 3, 1997                                                  $10,000       $10,000           $10,000
Jan. 31, 1997                                                 $10,258       $10,301           $10,684
Apr. 30, 1997                                                 $10,617        $9,604           $11,006
Jul. 31, 1997                                                 $12,775       $11,648           $13,431
Oct. 31, 1997                                                 $14,608       $12,213           $13,678
Jan. 31, 1998                                                 $15,372       $12,159           $14,458
Apr. 30, 1998                                                 $17,081       $13,695           $16,756
Jul. 31, 1998                                                 $15,507       $11,936           $16,586
Oct. 31, 1998                                                 $13,150       $10,791           $14,438
Jan. 31, 1999                                                 $13,499       $12,227           $15,819
Apr. 30, 1999                                                 $13,662       $12,437           $17,172
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                 APRIL 30, 1999(3)    ANNUAL(4)
                                                 ------------------  ------------
FBR Small Cap Financial Fund(2)................        (20.02)%           14.36%
Russell 2000 Index(1)..........................         (9.19)             9.83
Lipper Financial Services Fund Index(1)........          2.48             26.17

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.

(3) Purchases made by shareholders within the one year period would have been subject to an initial maximum sales charge of 5.50%. As a result, total returns for such shareholders would have been lower.

(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1999.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FBR SMALL CAP     RUSSELL     LIPPER SMALL-CAP
                                                        VALUE FUND      2000 INDEX      FUND INDEX
Jan. 3, 1997                                                  $10,000       $10,000            $10,000
Jan. 31, 1997                                                 $10,192       $10,301            $10,352
Apr. 30, 1997                                                  $9,750        $9,604             $9,091
Jul. 31, 1997                                                 $12,675       $11,648            $11,346
Oct. 31, 1997                                                 $13,917       $12,213            $11,739
Jan. 31, 1998                                                 $14,215       $12,159            $11,417
Apr. 30, 1998                                                 $15,751       $13,695            $12,943
Jul. 31, 1998                                                 $14,327       $11,936            $11,527
Oct. 31, 1998                                                 $12,585       $10,791            $10,138
Jan. 31, 1999                                                 $14,506       $12,227            $11,640
Apr. 30, 1999                                                 $15,248       $12,437            $11,633
Past performance is not predictive of future
performance.

                                  TOTAL RETURNS
                                                   ONE YEAR ENDED      AVERAGE
                                                 APRIL 30, 1999(3)    ANNUAL(4)
                                                 ------------------  ------------
FBR Small Cap Value Fund(2)....................         (3.19)%           19.89%
Russell 2000 Index(1)..........................         (9.19)             9.83
Lipper Small Cap Fund Index(1).................        (10.12)             6.72

------------------------

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations.

(3) Purchases made by shareholders within the one year period would have been subject to an initial maximum sales charge of 5.50%. As a result, total returns for such shareholders would have been lower.

(4) For the period January 3, 1997 (commencement of investment operations) through April 30, 1999.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FBR REALTY        S&P 500        NAREIT TOTAL
                                                       GROWTH FUND   COMPOSITE INDEX    RETURN INDEX
Jul. 3, 1995                                                $10,000           $10,000          $10,000
Jul. 31, 1995                                                $9,720           $10,287          $10,156
Oct. 31,1995                                                 $9,664           $10,709          $10,303
Jan. 31, 1996                                               $10,584           $11,780          $11,188
Apr. 30, 1996                                               $10,495           $12,178          $11,294
Jul. 31, 1996                                               $11,439           $11,982          $11,862
Oct. 31, 1996                                               $12,657           $13,277          $12,962
Jan. 31, 1997                                               $15,019           $14,869          $15,068
Apr. 30, 1997                                               $14,779           $15,226          $14,602
Jul. 31, 1997                                               $16,484           $18,215          $16,264
Oct. 31, 1997                                               $17,781           $17,529          $17,081
Jan. 31, 1998                                               $18,245           $18,862          $17,630
Apr. 30, 1998                                               $18,953           $21,471          $17,050
Jul. 31, 1998                                               $17,643           $21,725          $15,699
Oct. 31, 1998                                               $14,684           $21,383          $14,560
Jan. 31, 1999                                               $14,729           $24,989          $14,272
Apr. 30, 1999                                               $15,501           $26,156          $15,099
Past performance is not predictive of future
performance.

                               TOTAL RETURNS
                                                   ONE YEAR
                                                    ENDED
                                                  APRIL 30,        AVERAGE
                                                     1999         ANNUAL(3)
                                                 ------------     ----------
FBR Realty Growth Fund(2)......................       (18.21)%        12.12%
S&P 500 Composite Index(1).....................        21.82          28.54
NAREIT Total Return Index(1)...................       (11.44)         11.36

------------------------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment. Purchases made by shareholders prior to December 21, 1999, would have been subject to an initial maximum sales charge of 5.50%. As a result, total returns for such shareholders would have been lower.

(2) FBR Fund Advisers, Inc. waived its advisory fee and agreed to voluntarily reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and/or expenses in excess of expense limitations. Commencing September 21, 1998, FBR Fund Advisers, Inc. assumed the daily portfolio management responsibility for the Fund. For the period July 3, 1995 through September 18, 1998, the Fund's investment adviser was GrandView Advisers, Inc.

(3) For the period July 3, 1995 (commencement of investment operations) through April 30, 1999.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 99.8%
            BANKS - COMMERCIAL -- 25.2%
    10,000  Colonial BancGroup, Inc. (The)........................  $    123,750
     7,000  Fifth Third Bancorp...................................       501,812
     5,000  Hibernia Corporation, Class A.........................        66,562
    25,000  Hudson United Bancorp.................................       884,375
    56,000  North Fork Bancorporation, Inc........................     1,260,000
    21,000  Pacific Century Financial Corporation.................       456,750
    76,000  Peoples Heritage Financial Group, Inc.................     1,472,500
     3,000  State Street Corporation..............................       262,500
    29,500  Summit Bancorp........................................     1,250,062
    48,000  TCF Financial Corporation.............................     1,392,000
     5,000  UnionBanCal Corporation...............................       170,625
    21,000  Union Planters Corporation............................       899,062
    47,500  UST Corp..............................................     1,148,906
                                                                    ------------
                                                                       9,888,904
                                                                    ------------
            BANKS - MONEY CENTER -- 6.5%
    19,500  BankAmerica Corporation...............................     1,404,000
    15,000  BankBoston Corporation**..............................       735,000
    10,000  Bank of New York Company, Inc. (The)..................       400,000
                                                                    ------------
                                                                       2,539,000
                                                                    ------------
            BANKS - SUPER REGIONAL -- 18.0%
    20,000  Bank One Corporation..................................     1,180,000
    18,000  Comerica Incorporated.................................     1,171,125
    18,000  First Union Corporation...............................       996,750
    17,000  Fleet Financial Group, Inc............................       732,062
    37,000  KeyCorp...............................................     1,144,688
    23,000  PNC Bank Corp.........................................     1,331,125
    12,000  Wells Fargo & Company.................................       518,250
                                                                    ------------
                                                                       7,074,000
                                                                    ------------
            BROKERS -- 2.2%
     3,000  Ameritrade Holding Corporation, Class A*..............       400,688
     3,000  Knight/Trimark Group, Inc., Class A*..................       459,563
                                                                    ------------
                                                                         860,251
                                                                    ------------

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 7.0%
     6,000  Citigroup Inc.........................................  $    451,500
    13,000  Countrywide Credit Industries, Inc....................       589,063
    18,000  Fannie Mae............................................     1,276,875
    16,000  MBNA Corporation......................................       451,000
                                                                    ------------
                                                                       2,768,438
                                                                    ------------
            INSURANCE -- 2.2%
    18,000  MGIC Investment Corporation...........................       874,125
                                                                    ------------
            INSURANCE - MULTI-LINE -- 2.0%
     1,000  American International Group, Inc.....................       117,438
    15,000  CMAC Investment Corporation**.........................       688,125
                                                                    ------------
                                                                         805,563
                                                                    ------------
            SAVINGS & LOANS - SAVINGS BANKS -- 36.7%
    30,000  Astoria Financial Corporation.........................     1,503,750
    47,500  Charter One Financial, Inc............................     1,484,375
    50,000  Commercial Federal Corporation........................     1,212,500
    79,000  FirstFed Financial Corp.*.............................     1,367,688
    41,000  Golden State Bancorp Inc.*............................     1,007,063
    15,000  Golden West Financial Corporation.....................     1,501,875
    14,000  GreenPoint Financial Corp.............................       490,000
    54,000  Roslyn Bancorp, Inc...................................       985,500
    60,000  Sovereign Bancorp, Inc................................       817,500
    62,850  Washington Federal, Inc...............................     1,390,556
    32,000  Washington Mutual, Inc................................     1,316,000
    43,000  Webster Financial Corporation.........................     1,322,250
                                                                    ------------
                                                                      14,399,057
                                                                    ------------
            Total Investments -- 99.8%
              (Cost $36,881,417)..................................    39,209,338
            Other Assets in Excess of Liabilities -- 0.2%.........        64,953
                                                                    ------------
            Net Assets -- 100.0%..................................  $ 39,274,291
                                                                    ------------
                                                                    ------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1999 (UNAUDITED)

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              COMMON STOCKS -- 99.9%
              SAVINGS & LOANS - SAVINGS BANKS - CENTRAL -- 16.1%
     29,500   Cameron Financial Corporation........................  $     398,250
     50,000   CFS Bancorp, Inc.....................................        528,125
     63,000   First Place Financial Corp.*.........................        677,250
      8,100   First SecurityFed Financial, Inc.....................         96,187
     34,600   Hallmark Capital Corp.*..............................        380,600
     67,000   Jacksonville Bancorp, Inc............................      1,038,500
    104,900   Logansport Financial Corp............................      1,262,078
     71,000   North Central Bancshares, Inc........................      1,224,750
     17,000   Union Community Bancorp..............................        182,750
     23,500   United Community Financial Corp.**...................        299,625
                                                                     -------------
                                                                         6,088,115
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                EAST -- 57.2%
      3,000   Andover Bancorp, Inc.................................         92,250
     72,900   BostonFed Bancorp, Inc...............................      1,312,200
     73,100   Brookline Bancorp, Inc...............................        822,375
     49,000   Catskill Financial Corporation.......................        750,312
     37,000   Cohoes Bancorp, Inc..................................        407,000
     83,000   First Bell Bancorp, Inc..............................      1,597,750
     55,000   First Federal Savings & Loan Association of East
                Hartford...........................................      1,430,000
     67,000   First Keystone Financial, Inc........................        946,375
     66,000   First Sentinel Bancorp, Inc..........................        503,250
      6,000   GA Financial, Inc....................................         95,250
    101,900   Hingham Institution for Savings......................      1,630,400
      7,000   Hudson River Bancorp, Inc............................         73,062
     58,000   Independence Community Bank Corp.....................        844,625
     39,400   KSB Bancorp, Inc.....................................        522,050
     42,000   Medford Bancorp, Inc.................................        703,500
     22,000   Northeast Pennsylvania Financial Corp................        225,500

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              SAVINGS & LOANS - SAVINGS BANKS -
                EAST (CONTINUED)
    111,000   Ocean Financial Corp.................................  $   1,748,250
     59,150   Parkvale Financial Corporation.......................      1,242,150
    107,000   PennFed Financial Services, Inc......................      1,578,250
     61,000   Richmond County Financial Corp.......................      1,002,687
     59,310   Seacoast Financial Services Corporation*.............        596,807
     10,000   South Jersey Financial Corporation, Inc.*............        116,250
     76,000   Staten Island Bancorp, Inc...........................      1,372,750
     14,000   Thistle Group Holdings, Co...........................        115,500
      5,000   Troy Financial Corporation.*.........................         50,000
     24,000   Virginia Capital Bancshares, Inc.....................        330,000
      9,000   Woronoco Bancorp*....................................         85,500
     53,100   Wyman Park Bancorporation, Inc.*.....................        630,563
     47,900   Yonkers Financial Corporation........................        751,431
                                                                     -------------
                                                                        21,576,037
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                SOUTH -- 1.8%
      3,500   GS Financial Corp....................................         37,188
     30,000   Pocahontas Bancorp, Inc..............................        200,625
     18,100   Texarkana First Financial Corporation................        436,663
                                                                     -------------
                                                                           674,476
                                                                     -------------
              SAVINGS & LOANS - SAVINGS BANKS -
                WEST -- 24.8%
     95,000   FirstFed Financial Corp.*............................      1,644,688
      5,000   First Washington Bancorp, Inc........................        100,625
     82,500   ITLA Capital Corporation*............................      1,299,375
     45,600   Klamath First Bancorp, Inc...........................        741,000
     69,000   Oregon Trail Financial Corp..........................        866,813
     91,000   Pacific Crest Capital, Inc...........................      1,262,625
     50,000   PBOC Holdings, Inc.*.................................        437,500

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1999 (UNAUDITED)

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
              SAVINGS & LOANS - SAVINGS BANKS -
                WEST (CONTINUED)
     72,000   PFF Bancorp, Inc.*...................................  $   1,347,750
    106,901   Quaker City Bancorp, Inc.*...........................      1,670,320
                                                                     -------------
                                                                         9,370,696
                                                                     -------------
              Total Investments -- 99.9% (Cost $43,685,362)........     37,709,324
              Other Assets in Excess of Liabilities -- 0.1%........         50,931
                                                                     -------------
              Net Assets -- 100.0%.................................  $  37,760,255
                                                                     -------------
                                                                     -------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 100.5%
            AUTO REPAIR -- 1.3%
  92,500    Precision Auto Care, Inc.*...........................  $     202,344
                                                                   -------------
            BUSINESS SERVICES -- 13.5%
  18,000    Fair, Isaac and Company, Incorporated................        612,000
  38,300    Realty Information Group, Inc.*......................      1,500,881
                                                                   -------------
                                                                       2,112,881
                                                                   -------------
            COMMUNICATIONS -- 3.6%
  26,500    American Tower Corporation, Class A*.................        561,469
                                                                   -------------
            COMPUTER SERVICES -- 9.6%
  10,000    MICROS Systems, Inc.*................................        295,000
  68,400    Powerhouse Technologies, Inc.*.......................      1,197,000
                                                                   -------------
                                                                       1,492,000
                                                                   -------------
            DIVERSIFIED OPERATIONS -- 1.3%
      80    Berkshire Hathaway, Inc., Class B*...................        197,600
                                                                   -------------
            GAMING -- 13.1%
  26,285    Alliance Gaming Corporation*/**......................        128,139
 200,000    Penn National Gaming, Inc.*..........................      1,925,000
                                                                   -------------
                                                                       2,053,139
                                                                   -------------
            HEALTH CARE -- 7.5%
  66,750    United Payors & United Providers, Inc.*/**...........      1,176,469
                                                                   -------------
            INSURANCE - PROPERTY/CASUALTY -- 18.6%
  13,900    Markel Corporation*..................................      2,592,350
  10,000    RLI Corp.............................................        318,125
                                                                   -------------
                                                                       2,910,475
                                                                   -------------
            MANUFACTURING - SPECIALTY -- 4.1%
  68,000    II-VI Incorporated*..................................        641,750
                                                                   -------------
            MEDICAL INSTRUMENTS -- 1.8%
  10,000    Techne Corporation*..................................        274,375
                                                                   -------------

--------------------------------------------------------------------------------
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            MOTOR SPORTS -- 21.9%
  96,700    Dover Downs Entertainment, Inc.......................  $   1,613,681
  11,650    International Speedway Corporation, Class A**........        599,975
  23,800    International Speedway Corporation, Class B..........      1,213,800
                                                                   -------------
                                                                       3,427,456
                                                                   -------------
            PUBLISHING - NEWSPAPERS -- 1.7%
   6,000    Pulitzer Inc.........................................        268,875
                                                                   -------------
            TELEVISION -- 1.6%
   9,834    Hearst-Argyle Television, Inc.*......................        250,767
                                                                   -------------
            TRANSPORTATION - AIR FREIGHT -- 0.5%
   2,000    Eagle USA Airfreight, Inc.*..........................         73,000
                                                                   -------------
            TRAVEL SERVICES -- 0.4%
   5,300    Global Vacation Group, Inc.*/**......................         60,288
                                                                   -------------
            Total Investments -- 100.5% (Cost $14,092,643).......     15,702,888
            Liabilities in Excess of Other Assets -- (0.5)%......        (78,997)
                                                                   -------------
            Net Assets -- 100.0%.................................  $  15,623,891
                                                                   -------------
                                                                   -------------

NUMBER OF
CONTRACTS
----------
            WRITTEN PUT OPTIONS -- 0.0%
            MOTOR SPORTS -- 0.0%
      35    International Speedway Corporation, Class A 06/18/99
              @ $35* (Premiums received $13,895).................  $        (875)
                                                                   -------------
                                                                   -------------

------------------

 * Non-income producing.

** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                           APRIL 30, 1999 (UNAUDITED)

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
             COMMON STOCKS -- 85.0%
             REAL ESTATE INVESTMENT TRUSTS -- 69.8%
             APARTMENTS -- 4.9%
      500    Archstone Communities Trust**..........................  $     11,344
    2,000    Boddie-Noell Properties, Inc...........................        22,500
      400    Charles E. Smith Residential Realty, Inc...............        13,000
    2,000    Cornerstone Realty Income Trust, Inc...................        19,875
      400    Equity Residential Properties Trust....................        18,500
      400    Post Properties, Inc...................................        15,850
                                                                      ------------
                                                                           101,069
                                                                      ------------
             DIVERSIFIED -- 9.4%
    1,400    Crescent Real Estate Equities Company..................        31,325
      900    Duke Realty Investments, Inc...........................        21,150
   12,000    First Union Real Estate Investments*(1)................        49,500
    4,000    Franklin Select Realty Trust...........................        25,500
    1,900    HRPT Properties Trust..................................        27,787
      300    Spieker Properties, Inc................................        11,775
   10,000    TIS Mortgage Investment Company........................        11,719
      900    Washington Real Estate Investment Trust................        15,244
                                                                      ------------
                                                                           194,000
                                                                      ------------
             HEALTH CARE -- 8.0%
    1,400    Healthcare Realty Trust, Inc...........................        30,537
    1,000    Health Care Property Investors, Inc....................        30,750
    6,000    Meditrust Companies....................................        74,625
    1,400    Nationwide Health Properties, Inc......................        28,437
                                                                      ------------
                                                                           164,349
                                                                      ------------
             HOTEL/RESTAURANT -- 11.8%
    1,200    FelCor Lodging Trust Inc...............................        28,725
    1,200    Hospitality Properties Trust...........................        34,575
    2,674    Host Marriott Corporation..............................        35,598

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
             HOTEL/RESTAURANT (CONTINUED)
    1,000    Innkeepers USA Trust**.................................  $     10,312
   18,200    Innsuites Hospitality Trust............................        45,500
   12,000    Patriot American Hospitality, Inc......................        60,750
    3,000    Winston Hotels, Inc....................................        29,250
                                                                      ------------
                                                                           244,710
                                                                      ------------
             INDUSTRIAL/WAREHOUSE -- 5.5%
      600    Cabot Industrial Trust.................................        12,225
    2,400    EastGroup Properties, Inc..............................        43,350
   66,742    Meridian Point Realty Trust '83*.......................        37,542
    1,000    ProLogis Trust**.......................................        21,000
                                                                      ------------
                                                                           114,117
                                                                      ------------
             MANUFACTURED HOMES -- 0.5%
      300    Sun Communities, Inc...................................        10,500
                                                                      ------------
             MORTGAGE -- 6.9%
    2,000    Annaly Mortgage Management Inc.........................        20,750
    1,600    Apex Mortgage Capital, Inc.............................        21,000
    2,000    BRT Realty Trust*......................................        13,750
    3,000    Capstead Mortgage Corporation**........................        17,437
    9,000    Dynex Capital, Inc.....................................        26,438
    5,000    Hanover Capital Mortgage Holdings, Inc.................        28,437
    1,700    Thornburg Mortgage Asset Corporation...................        14,875
                                                                      ------------
                                                                           142,687
                                                                      ------------
             NET LEASED -- 2.9%
    2,000    Entertainment Properties Trust.........................        36,750
    1,000    Golf Trust of America, Inc.............................        22,187
                                                                      ------------
                                                                            58,937
                                                                      ------------
             OFFICE/PROPERTY -- 3.5%
    1,300    Alexandria Real Estate Equities, Inc...................        36,644
      300    Boston Properties, Inc.................................        10,894

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                           APRIL 30, 1999 (UNAUDITED)

----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
             OFFICE/PROPERTY (CONTINUED)
    1,500    Cornerstone Properties, Inc............................  $     24,469
                                                                      ------------
                                                                            72,007
                                                                      ------------
             OUTLET CENTERS -- 0.6%
      400    Chelsea GCA Realty, Inc................................        13,175
                                                                      ------------
             REGIONAL MALLS -- 2.6%
   68,300    EQK Realty Investors I*................................        19,124
    1,200    Simon Property Group, Inc..............................        34,425
                                                                      ------------
                                                                            53,549
                                                                      ------------
             SHOPPING CENTERS -- 10.3%
   10,700    Acadia Realty Trust....................................        58,181
    1,800    Bradley Real Estate, Inc...............................        35,888
    2,000    Burnham Pacific Properties, Inc........................        23,000
    2,100    JP Realty, Inc.........................................        42,131
      400    Kimco Realty Corporation...............................        15,700
    1,600    Malan Realty Investors, Inc............................        24,900
      800    Saul Centers, Inc......................................        13,050
                                                                      ------------
                                                                           212,850
                                                                      ------------
             STORAGE -- 2.9%
      400    Public Storage, Inc....................................        11,150
    1,300    Sovran Self Storage, Inc.**............................        31,769
      500    Storage USA, Inc.......................................        16,063
                                                                      ------------
                                                                            58,982
                                                                      ------------
             Total Real Estate Investment Trusts (Cost
               $1,516,787)..........................................     1,440,932
                                                                      ------------
             OTHER REAL ESTATE RELATED -- 15.2%
             COMMERCIAL SERVICES -- 2.2%
    1,000    Cendant Corporation*...................................        18,000
    7,000    Crescent Operating, Inc.*/**...........................        27,562
                                                                      ------------
                                                                            45,562
                                                                      ------------
             HOTELS -- 1.2%
    9,800    Host Funding, Inc.*/**.................................        24,500
                                                                      ------------
             REAL ESTATE DEVELOPMENT -- 7.1%
    5,000    Atlantic Gulf Communities Corporation*.................         5,938
    1,000    Castle & Cooke, Inc*...................................        14,750
----------------------------------------------------------------------------------
  SHARES                                                                 VALUE
----------------------------------------------------------------------------------
             REAL ESTATE DEVELOPMENT (CONTINUED)
    3,900    Catellus Development Corporation*......................  $     59,963
    8,700    Semele Group, Inc.*....................................        32,625
    1,300    The St. Joe Company....................................        33,069
                                                                      ------------
                                                                           146,345
                                                                      ------------
             REAL ESTATE INVESTMENT/MANAGEMENT -- 2.8%
   65,500    Banyan Hotel Investment Fund*..........................        28,656
    8,900    Liberte Investors, Inc.................................        28,369
                                                                      ------------
                                                                            57,025
                                                                      ------------
             TRANSPORT/MARINE -- 0.8%
      800    Alexander & Baldwin, Inc...............................        17,400
                                                                      ------------
             WATER -- 1.1%
    6,000    Western Water Company*.................................        22,500
                                                                      ------------
             Total Other Real Estate Related (Cost $368,672)........       313,332
                                                                      ------------
             Total Common Stocks (Cost $1,885,459)..................     1,754,264
                                                                      ------------
PRINCIPAL
  AMOUNT
----------
             SHORT-TERM INVESTMENT -- 10.4%
             REPURCHASE AGREEMENT -- 10.4%
  214,073    Bear, Stearns & Co. Inc. (Agreement dated 04/30/99 to
               be repurchased at $214,160) 4.88%, 05/03/99 (Note 6)
               (Cost $214,073)......................................       214,073
                                                                      ------------
             Total Investments -- 95.4% (Cost $2,099,532)...........     1,968,337
             Other Assets in Excess of Liabilities -- 4.6%..........        95,229
                                                                      ------------
             Net Assets -- 100.0%...................................  $  2,063,566
                                                                      ------------
                                                                      ------------

------------------

 * Non-income producing.

 ** Security or a portion thereof is out on loan.

 (1) With an additional 4,000 rights attached, expiring 05/12/99, with no market value.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENT OF ASSETS AND LIABILITIES

                           APRIL 30, 1999 (UNAUDITED)

                                                                                  FBR
                                                                   FBR         SMALL CAP         FBR           FBR
                                                                FINANCIAL      FINANCIAL      SMALL CAP       REALTY
                                                              SERVICES FUND      FUND        VALUE FUND    GROWTH FUND
                                                              -------------  -------------  -------------  ------------
ASSETS
  Investments, at value (Cost -- $36,881,417, $43,685,362,
   $14,092,643 and $2,099,532, respectively)................  $  39,209,338   $37,709,324   $  15,702,888   $1,968,337
  Collateral received for securities loaned (Note 5)........        124,093       305,500         862,321       88,249
  Receivable for investments sold...........................        513,410       141,253          13,895      110,271
  Dividends and interest receivable.........................         51,846        39,226           1,417        9,994
  Receivable for Fund shares sold...........................         26,942        44,952          14,871        2,040
  Receivable from investment adviser........................             --            --              --       14,274
  Deferred organization costs and other assets..............         41,696        33,243          29,931        4,086
                                                              -------------  -------------  -------------  ------------
    Total assets............................................     39,967,325    38,273,498      16,625,323    2,197,251
                                                              -------------  -------------  -------------  ------------
LIABILITIES
  Due to custodian..........................................        155,752       112,074          65,723        2,447
  Written put options, at value (Premiums received --
   $13,895).................................................             --            --             875           --
  Payable upon return of securities loaned (Note 5).........        124,093       305,500         862,321       88,249
  Payable for investments purchased.........................        282,867        41,915              --       28,511
  Payable for Fund shares redeemed..........................         96,471        27,117          44,931           34
  Advisory fees payable.....................................         16,996        13,016           8,964           --
  Distribution fees payable.................................          8,298         7,618           1,999          386
  Accrued expenses and other liabilities....................          8,557         6,003          16,619       14,058
                                                              -------------  -------------  -------------  ------------
    Total liabilities.......................................        693,034       513,243       1,001,432      133,685
                                                              -------------  -------------  -------------  ------------
NET ASSETS
  Capital stock (unlimited number of shares authorized, with
   no par value)............................................     37,007,189    46,062,128      14,902,636    2,725,033
  Undistributed net investment income/(loss)................         47,895        22,930        (115,474)       9,812
  Accumulated net realized loss from investments and options
   transactions, if any.....................................       (108,714)   (2,348,765)       (786,536)    (540,084)
  Net unrealized appreciation/(depreciation) on investments
   and options transactions, if any.........................      2,327,921    (5,976,038)      1,623,265     (131,195)
                                                              -------------  -------------  -------------  ------------
    Net assets applicable to shares outstanding.............  $  39,274,291   $37,760,255   $  15,623,891   $2,063,566
                                                              -------------  -------------  -------------  ------------
                                                              -------------  -------------  -------------  ------------
  Shares outstanding........................................      2,252,508     2,654,828         905,867      207,348
                                                              -------------  -------------  -------------  ------------
  Net asset value, offering and redemption price per
   share....................................................         $17.44         $14.22         $17.25        $9.95
                                                              -------------  -------------  -------------  ------------
                                                              -------------  -------------  -------------  ------------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENT OF OPERATIONS

              FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

                                                                  FBR            FBR
                                                               FINANCIAL      SMALL CAP        FBR            FBR
                                                                SERVICES      FINANCIAL     SMALL CAP       REALTY
                                                                  FUND          FUND        VALUE FUND    GROWTH FUND
                                                              ------------  -------------  ------------  -------------
INVESTMENT INCOME
  Dividends.................................................   $  465,577    $   428,628   $     11,763   $    63,301
  Interest..................................................       46,429         25,531         20,216           934
                                                              ------------  -------------  ------------  -------------
                                                                  512,006        454,159         31,979        64,235
                                                              ------------  -------------  ------------  -------------
EXPENSES
  Advisory fees.............................................      203,354        207,948         70,957        10,288
  Transfer agent fees and expenses..........................       68,293         89,659         43,100        16,135
  Distribution fees.........................................       56,912         59,766         20,130         2,572
  Administration and accounting fees........................       39,609         42,750         14,326        12,271
  Audit and legal fees......................................       30,994         31,394          8,112         1,744
  Federal and state registration fees.......................       11,935         16,188         11,527        17,894
  Custodian fees and expenses...............................       13,009         12,691          3,314         6,626
  Printing..................................................       14,755         13,043          3,634           662
  Trustees' fees and expenses...............................        6,806          4,397          4,177         4,036
  Insurance.................................................        5,419          6,255          4,000         3,263
  Amortization of organization expenses.....................        3,548          3,548          3,548            --
  Other.....................................................        2,433          3,338          1,460         1,488
                                                              ------------  -------------  ------------  -------------
    Total expenses before waivers and related
     reimbursements.........................................      457,067        490,977        188,285        76,979
    Less: waivers and related reimbursements................      (43,582)       (64,419)       (40,832)      (56,403)
                                                              ------------  -------------  ------------  -------------
    Total expenses after waivers and related
     reimbursements.........................................      413,485        426,558        147,453        20,576
                                                              ------------  -------------  ------------  -------------
  Net investment income/(loss)..............................       98,521         27,601       (115,474)       43,659
                                                              ------------  -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain/(loss) from:
    Investments.............................................      335,155     (2,095,544)      (825,040)     (244,157)
    Options transactions....................................           --             --         69,357            --
  Net change in unrealized depreciation on:
    Investments.............................................    4,507,664      3,921,950      4,072,199       301,881
    Options transactions....................................           --             --       (137,172)           --
                                                              ------------  -------------  ------------  -------------
  Net realized and unrealized gain on investments...........    4,842,819      1,826,406      3,179,344        57,724
                                                              ------------  -------------  ------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $4,941,340    $ 1,854,007   $  3,063,870   $   101,383
                                                              ------------  -------------  ------------  -------------
                                                              ------------  -------------  ------------  -------------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------
                       STATEMENT OF CHANGES IN NET ASSETS

                                                         FBR FINANCIAL SERVICES FUND
                                                      ---------------------------------
                                                                         FOR THE FISCAL
                                                       FOR THE SIX            YEAR
                                                       MONTHS ENDED          ENDED
                                                      APRIL 30, 1999      OCTOBER 31,
                                                       (UNAUDITED)            1998
                                                      --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................    $       98,521     $   304,554
  Net realized gain/(loss) from investments.......           335,155       3,267,813
  Net change in unrealized
   appreciation/(depreciation) on investments.....         4,507,664      (5,133,972)
                                                      --------------     --------------
  Net increase/(decrease) in net assets resulting
   from operations................................         4,941,340      (1,561,605)
                                                      --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................          (342,389)        (70,555)
  Net realized capital gains......................        (3,690,271)       (311,918)
                                                      --------------     --------------
  Total dividends and distributions to
   shareholders...................................        (4,032,660)       (382,473)
                                                      --------------     --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares............         2,195,661      50,376,443
  Cost of shares repurchased......................       (18,440,950)    (22,066,182)
  Shares issued in reinvestment of dividends......         3,890,730         368,559
                                                      --------------     --------------
  Increase/(decrease) in net assets derived from
   capital share transactions.....................       (12,354,559)     28,678,820
                                                      --------------     --------------
  Total increase/(decrease) in net assets.........       (11,445,879)     26,734,742
NET ASSETS
  Beginning of period.............................        50,720,170      23,985,428
                                                      --------------     --------------
  End of period...................................    $   39,274,291(1)  $50,720,170(2)
                                                      --------------     --------------
                                                      --------------     --------------

------------------

  * Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998. Net proceeds from the sale of shares for FBR Realty Growth Fund includes $814,924, from the conversion of GrandView-SM-
     S&P-Registered Trademark- REIT Index Fund into the FBR Realty Growth Fund on September 18, 1998.
(1)  Includes undistributed net investment income of $47,895.
(2)  Includes undistributed net investment income of $291,763.
(3)  Includes undistributed net investment income of $22,930.
(4)  Includes undistributed net investment income of $230,598.
(5)  Includes undistributed net investment income of $9,812.
(6)  Includes undistributed net investment income of $20,080.

        The accompanying notes are an integral part of the financial statements.

                                                        FBR SMALL CAP FINANCIAL FUND            FBR SMALL CAP VALUE FUND
                                                      ---------------------------------     ---------------------------------
                                                                         FOR THE FISCAL                        FOR THE FISCAL
                                                       FOR THE SIX            YEAR           FOR THE SIX            YEAR
                                                       MONTHS ENDED          ENDED           MONTHS ENDED          ENDED
                                                      APRIL 30, 1999      OCTOBER 31,       APRIL 30, 1999      OCTOBER 31,
                                                       (UNAUDITED)            1998           (UNAUDITED)            1998
                                                      --------------     --------------     --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................    $       27,601     $   275,599        $  (115,474)       $  (130,537)
  Net realized gain/(loss) from investments.......        (2,095,544)      6,209,896           (755,683)           564,052
  Net change in unrealized
   appreciation/(depreciation) on investments.....         3,921,950     (14,197,474)         3,935,027         (3,393,765)
                                                      --------------     --------------     --------------     --------------
  Net increase/(decrease) in net assets resulting
   from operations................................         1,854,007      (7,711,979)         3,063,870         (2,960,250)
                                                      --------------     --------------     --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................          (235,269)       (100,673)                --                 --
  Net realized capital gains......................        (6,461,151)       (470,536)          (464,197)          (249,613)
                                                      --------------     --------------     --------------     --------------
  Total dividends and distributions to
   shareholders...................................        (6,696,420)       (571,209)          (464,197)          (249,613)
                                                      --------------     --------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares............         2,463,930     105,428,314          1,796,413         18,358,863
  Cost of shares repurchased......................       (21,825,750)    (85,579,803)        (4,872,471)        (8,020,115)
  Shares issued in reinvestment of dividends......         6,489,173         548,154            454,754            248,119
                                                      --------------     --------------     --------------     --------------
  Increase/(decrease) in net assets derived from
   capital share transactions.....................       (12,872,647)     20,396,665         (2,621,304)        10,586,867
                                                      --------------     --------------     --------------     --------------
  Total increase/(decrease) in net assets.........       (17,715,060)     12,113,477            (21,631)         7,377,004
NET ASSETS
  Beginning of period.............................        55,475,315      43,361,838         15,645,522          8,268,518
                                                      --------------     --------------     --------------     --------------
  End of period...................................    $   37,760,255(3)  $55,475,315(4)     $15,623,891        $15,645,522
                                                      --------------     --------------     --------------     --------------
                                                      --------------     --------------     --------------     --------------

                                                         FBR REALTY GROWTH FUND
                                                    ---------------------------------
                                                                       FOR THE PERIOD
                                                     FOR THE SIX       APRIL 1, 1998*
                                                     MONTHS ENDED         THROUGH
                                                    APRIL 30, 1999      OCTOBER 31,
                                                     (UNAUDITED)            1998
                                                    --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income/(loss)....................  $    43,659        $    43,403
  Net realized gain/(loss) from investments.......     (244,157)          (233,287)
  Net change in unrealized
   appreciation/(depreciation) on investments.....      301,881           (549,393)
                                                    --------------     --------------
  Net increase/(decrease) in net assets resulting
   from operations................................      101,383           (739,277)
                                                    --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................      (53,927)           (23,323)
  Net realized capital gains......................           --           (232,383)
                                                    --------------     --------------
  Total dividends and distributions to
   shareholders...................................      (53,927)          (255,706)
                                                    --------------     --------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of shares............      310,126          1,769,579
  Cost of shares repurchased......................     (627,057)        (1,082,426)
  Shares issued in reinvestment of dividends......       46,388            218,262
                                                    --------------     --------------
  Increase/(decrease) in net assets derived from
   capital share transactions.....................     (270,543)           905,415
                                                    --------------     --------------
  Total increase/(decrease) in net assets.........     (223,087)           (89,568)
NET ASSETS
  Beginning of period.............................    2,286,653          2,376,221
                                                    --------------     --------------
  End of period...................................  $ 2,063,566(5)     $ 2,286,653(6)
                                                    --------------     --------------
                                                    --------------     --------------

------------------

  * Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998. Net proceeds from the sale of shares for FBR Realty Growth Fund includes $814,924, from the conversion of GrandView-SM-
     S&P-Registered Trademark- REIT Index Fund into the FBR Realty Growth Fund on September 18, 1998.
(1)  Includes undistributed net investment income of $47,895.
(2)  Includes undistributed net investment income of $291,763.
(3)  Includes undistributed net investment income of $22,930.
(4)  Includes undistributed net investment income of $230,598.
(5)  Includes undistributed net investment income of $9,812.
(6)  Includes undistributed net investment income of $20,080.

        The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                             FBR Family of Funds
                                ----------------

                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                         FBR FINANCIAL SERVICES FUND
                                ----------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED
                                 APRIL 30,
                                    1999                            FOR THE
                                (UNAUDITED)        FOR THE           PERIOD
                                ------------     FISCAL YEAR       JANUARY 3,
                                                    ENDED            1997*
                                                 OCTOBER 31,        THROUGH
                                                     1998         OCTOBER 31,
                                                 ------------         1997
                                                                  ------------
PER SHARE OPERATING
 PERFORMANCE**
  Net asset value, beginning
   of period................       $ 16.94          $ 16.03          $ 12.00
                                ------------     ------------     ------------
  Net investment
   income/(loss)(1).........          0.04             0.10             0.04
  Net realized and
   unrealized gain/(loss) on
   investments(2)...........          1.87             1.04             3.99
                                ------------     ------------     ------------
  Net increase/(decrease) in
   net assets resulting from
   operations...............          1.91             1.14             4.03
                                ------------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
  Net investment income.....         (0.12)           (0.04)              --
  Net realized capital
   gains....................         (1.29)           (0.19)              --
  Tax return of capital.....            --               --               --
                                ------------     ------------     ------------
  Total dividends and
   distributions to
   shareholders.............         (1.41)           (0.23)              --
                                ------------     ------------     ------------
  Net asset value, end of
   period...................       $ 17.44          $ 16.94          $ 16.03
                                ------------     ------------     ------------
                                ------------     ------------     ------------
  Total investment
   return(3)................         12.27%            7.12%           33.58%
                                ------------     ------------     ------------
                                ------------     ------------     ------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (000's omitted)..........       $39,274          $50,720          $23,985
  Ratio of expenses to
   average net assets(1)....          1.83%(4)         1.65%            1.65%(4)
  Ratio of net investment
   income/(loss) to average
   net assets(1)............          0.44%(4)         0.61%            0.57%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and net
   investment income/(loss)
   due to waivers and
   related reimbursements...          0.19%(4)         0.22%            1.42%(4)
  Portfolio turnover rate...         42.24%          105.58%           49.68%

------------------------

  *  Commencement of investment operations.
 ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized.
(5) Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.

The accompanying notes are an integral part of the financial statements.

                                         FBR SMALL CAP FINANCIAL FUND
                                ----------------------------------------------
                                FOR THE SIX
                                MONTHS ENDED                                                  FBR SMALL CAP VALUE FUND
                                 APRIL 30,                                         ----------------------------------------------
                                    1999                            FOR THE                                            FOR THE
                                (UNAUDITED)        FOR THE           PERIOD        FOR THE SIX        FOR THE           PERIOD
                                ------------     FISCAL YEAR       JANUARY 3,      MONTHS ENDED     FISCAL YEAR       JANUARY 3,
                                                    ENDED            1997*          APRIL 30,          ENDED            1997*
                                                 OCTOBER 31,        THROUGH            1999         OCTOBER 31,        THROUGH
                                                     1998         OCTOBER 31,      (UNAUDITED)          1998         OCTOBER 31,
                                                 ------------         1997         ------------     ------------         1997
                                                                  ------------                                       ------------
PER SHARE OPERATING
 PERFORMANCE**
  Net asset value, beginning
   of period................       $ 15.62          $ 17.53          $ 12.00          $ 14.67          $ 16.70          $ 12.00
                                ------------     ------------     ------------     ------------     ------------     ------------
  Net investment
   income/(loss)(1).........          0.05             0.08             0.02            (0.13)           (0.08)           (0.05)
  Net realized and
   unrealized gain/(loss) on
   investments(2)...........          0.55            (1.81)            5.51             3.14            (1.46)            4.75
                                ------------     ------------     ------------     ------------     ------------     ------------
  Net increase/(decrease) in
   net assets resulting from
   operations...............          0.60            (1.73)            5.53             3.01            (1.54)            4.70
                                ------------     ------------     ------------     ------------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
  Net investment income.....         (0.07)           (0.03)              --               --               --               --
  Net realized capital
   gains....................         (1.93)           (0.15)              --            (0.43)           (0.49)              --
  Tax return of capital.....            --               --               --               --               --               --
                                ------------     ------------     ------------     ------------     ------------     ------------
  Total dividends and
   distributions to
   shareholders.............         (2.00)           (0.18)              --            (0.43)           (0.49)              --
                                ------------     ------------     ------------     ------------     ------------     ------------
  Net asset value, end of
   period...................       $ 14.22          $ 15.62          $ 17.53          $ 17.25          $ 14.67          $ 16.70
                                ------------     ------------     ------------     ------------     ------------     ------------
                                ------------     ------------     ------------     ------------     ------------     ------------
  Total investment
   return(3)................          3.90%           (9.99)%          46.08%           21.16%           (9.57)%          39.17%
                                ------------     ------------     ------------     ------------     ------------     ------------
                                ------------     ------------     ------------     ------------     ------------     ------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (000's omitted)..........       $37,760          $55,475          $43,362          $15,624          $15,646          $ 8,269
  Ratio of expenses to
   average net assets(1)....          1.85%(4)         1.63%            1.65%(4)         1.87%(4)         1.65%            1.65%(4)
  Ratio of net investment
   income/(loss) to average
   net assets(1)............          0.12%(4)         0.35%            0.57%(4)        (1.46)%(4)       (0.81)%          (0.79)%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and net
   investment income/(loss)
   due to waivers and
   related reimbursements...          0.27%(4)         0.14%            1.43%(4)         0.52%(4)         0.60%            3.84%(4)
  Portfolio turnover rate...         15.79%           94.23%           35.41%           11.29%           78.26%           42.59%


                                   FBR REALTY GROWTH FUND                GRANDVIEW-SM- REALTY GROWTH FUND
                                -----------------------------     ----------------------------------------------
                                                   FOR THE                                            FOR THE
                                FOR THE SIX         PERIOD         FOR THE FISCAL YEARS ENDED          PERIOD
                                MONTHS ENDED       APRIL 1,                 MARCH 31,                 JULY 3,
                                 APRIL 30,         1998(5)        -----------------------------        1995*
                                    1999           THROUGH                                            THROUGH
                                (UNAUDITED)      OCTOBER 31,          1998             1997          MARCH 31,
                                ------------         1998         ------------     ------------         1996
                                                 ------------                                       ------------
PER SHARE OPERATING
 PERFORMANCE**
  Net asset value, beginning
   of period................       $  9.68          $ 14.51          $   12.69        $   10.09        $ 10.00
                                ------------     ------------     ------------     ------------     ------------
  Net investment
   income/(loss)(1).........          0.22             0.22               0.11             0.33           0.20
  Net realized and
   unrealized gain/(loss) on
   investments(2)...........          0.31            (3.57)              3.00             4.14           0.36
                                ------------     ------------     ------------     ------------     ------------
  Net increase/(decrease) in
   net assets resulting from
   operations...............          0.53            (3.35)              3.11             4.47           0.56
                                ------------     ------------     ------------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
  Net investment income.....         (0.26)           (0.13)             (0.11)           (0.33)         (0.20)
  Net realized capital
   gains....................            --            (1.35)             (1.18)           (1.53)         (0.22)
  Tax return of capital.....            --               --                 --            (0.01)         (0.05)
                                ------------     ------------     ------------     ------------     ------------
  Total dividends and
   distributions to
   shareholders.............         (0.26)           (1.48)             (1.29)           (1.87)         (0.47)
                                ------------     ------------     ------------     ------------     ------------
  Net asset value, end of
   period...................       $  9.95          $  9.68          $   14.51        $   12.69        $ 10.09
                                ------------     ------------     ------------     ------------     ------------
                                ------------     ------------     ------------     ------------     ------------
  Total investment
   return(3)................          5.57%          (21.14)%            24.80%           45.12%          5.70%
                                ------------     ------------     ------------     ------------     ------------
                                ------------     ------------     ------------     ------------     ------------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
   (000's omitted)..........       $ 2,064          $ 2,287          $   2,376        $   1,158        $   182
  Ratio of expenses to
   average net assets(1)....          2.00%(4)         2.00%(4)           2.00%            1.89%          2.00%(4)
  Ratio of net investment
   income/(loss) to average
   net assets(1)............          4.24%(4)         2.98%(4)           0.59%            3.12%          3.62%(4)
  Increase/(decrease)
   reflected in above
   expense ratios and net
   investment income/(loss)
   due to waivers and
   related reimbursements...          5.48%(4)         3.41%(4)           3.68%            7.70%         29.34%(4)
  Portfolio turnover rate...         70.04%          136.24%            170.19%          197.90%         44.44%

------------------------

  *  Commencement of investment operations.
 ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized.
(5) Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of five series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund ("Small Cap Value Fund"), FBR Realty Growth Fund ("Realty Growth Fund") (each a "Fund" and collectively, the "Funds") and FBR Technology Fund. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund are diversified portfolios and Small Cap Value Fund and FBR Technology Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds' Class B and C shares (except for the Realty Growth Fund) were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. Realty Growth Fund commenced investment operations on September 21, 1998. Currently, shares of the FBR Technology Fund are not offered. However, a registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective.

Investment operations of the Realty Growth Fund was constituted through an Agreement and Plan of Reorganization (the "Reorganization Plan"), which included the liquidation and termination of the GrandView-SM- Realty Growth Fund and the GrandView-SM- S&P-Registered Trademark- REIT Index Fund (collectively the "GrandView Funds") following the transfer of all or substantially all of the assets of the GrandView Funds. The Reorganization Plan provides for the acquisition of all or substantially all of the assets of the GrandView Funds by the Realty Growth Fund in exchange for shares of the Realty Growth Fund and the assumption by the Realty Growth Fund of certain identified liabilities of the GrandView Funds.

Such Reorganization Plan was consummated on September 21, 1998, with each shareholder of the GrandView Funds receiving on such date that number of shares of the Realty Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the GrandView Funds. Shareholders in the GrandView Funds received Class A shares, which have been redesignated as fund shares, of the Realty Growth Fund. The GrandView-SM- Realty Growth Fund's historical financial data is presented as part of the Realty Growth Fund's financial statements, as the objectives and adviser of the GrandView-SM- Realty Growth Fund continue under the Realty Growth Fund.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Prior to commencing investment operations on September 21, 1998, the Realty Growth Fund did not have any transactions other than those relating to organizational matters and the sale of three fund shares to FBR Fund Advisers, Inc. (the "Adviser") on September 15, 1998. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR, the Adviser or any transferee thereof redeems any of its original shares in any such Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty month period, FBR, the Adviser or any transferee thereof shall bear the unamortized deferred organization expenses. Costs incurred in connection with the Reorganization Plan were borne by the Adviser.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of April 30, 1999) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the investment advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund's involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund did not engage in options transactions during the six months ended April 30, 1999.

                                                 CALL OPTIONS PURCHASED             PUT OPTIONS
                                                                                      WRITTEN
                                              ----------------------------  ----------------------------
SMALL CAP VALUE FUND                             CONTRACTS      PREMIUMS       CONTRACTS      PREMIUMS
--------------------------------------------  ---------------  -----------  ---------------  -----------
Outstanding at beginning of period..........            40      $  81,808             --             --
Options written.............................            --             --             35      $  13,895
Options sold................................           (40)       (81,808)            --             --
                                                    ------     -----------        ------     -----------
Outstanding at end of period................            --      $      --             35      $  13,895
                                                    ------     -----------        ------     -----------
                                                    ------     -----------        ------     -----------

SHORT SELLING -- When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the six months ended April 30, 1999.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' record distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds, except for the Realty Growth Fund which will be declared and paid quarterly to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive from the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund a monthly fee equal to an annual rate of 0.90% of each Fund's average daily net assets, computed daily and paid monthly. For its advisory services, the Adviser is entitled to receive from the Realty Growth Fund a monthly fee equal to an annual rate of 1.00% of such Fund's average daily net assets, computed daily and paid monthly.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Prior to December 21, 1998, the Adviser had voluntarily undertaken to limit each Fund's total operating expenses to the extent that such expenses exceeded 1.65% of Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund's average daily net assets, respectively. Effective December 21, 1998, the Adviser has voluntarily undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.95% of Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund's average daily net assets, respectively, and 2.00% of Realty Growth Fund's average daily net assets. As necessary, these limitations were effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended April 30, 1999, advisory fees, waivers and reimbursements of expenses were as follows:

                                               GROSS                      NET
                                             ADVISORY     ADVISORY     ADVISORY          EXPENSE
FUND                                           FEES      FEE WAIVERS     FEES        REIMBURSEMENTS
------------------------------------------  -----------  -----------  -----------  -------------------
Financial Services Fund...................  $   203,354   $ (43,582)  $   159,772               --
Small Cap Financial Fund..................      207,948     (64,419)      143,529               --
Small Cap Value Fund......................       70,957     (39,196)       31,761      $    (1,636)
Realty Growth Fund........................       10,288     (10,288)           --          (46,115)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the "Distributor") a fee at an annual rate of 0.25% of each Fund's average daily net assets. These fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. For the six months ended April 30, 1999, the Distributor earned $56,912, $59,766, $20,130 and $2,572 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund, and Realty Growth Fund, respectively, in distribution fees. Prior to December 21, 1998, Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund had a distribution and shareholder servicing plan in effect for its Class B and C shares which were converted to Class A shares, which have been redesignated as fund shares, on December 21, 1998.

For the six months ended April 30, 1999, the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund paid approximately $46,900, $29,900, $8,000 and $12,100, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds. Approximately $13,000, $7,800, $300 and $1,000, respectively, of such brokerage commissions were paid to FBR, an affiliate of the Adviser and the Distributor.

Prior to December 21, 1998, the Distributor collected the sales charges imposed on sales of each Fund's Class A shares, which have been redesignated as fund shares, and reallowed a portion of such charges to dealers through which the sales were made. The Distributor advanced 4.00% and 1.00% in sales commissions on the sale of Class B

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) and C shares, respectively, to dealers at the time of such sales. For the period November 1, 1998 through December 20, 1998, the Distributor has advised each Fund that they retained approximately $2,700, $4,600 and $3,000 in front-end sales charges resulting from sales of Class A shares of the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively. From these fees, the Distributor paid such sales charges to dealers which in turn paid commissions to salespersons. In addition, the Distributor has advised the Funds that during the period November 1, 1998 through December 20, 1998, it did not receive any contingent deferred sales charges upon certain redemptions by Class B and C shareholders.

3. INVESTMENT IN SECURITIES AND OPTIONS

For U.S. federal income tax purposes, the costs of securities and options owned at April 30, 1999, were $37,100,706, $43,876,063, $14,123,503 and $2,322,485 for
Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments and options transactions, if any, were as follows:

                                                                                      NET APPRECIATION/
FUND                                              APPRECIATION      DEPRECIATION        (DEPRECIATION)
----------------------------------------------  ----------------  ----------------  ----------------------
Financial Services Fund.......................   $    2,754,405    $     (645,773)      $    2,108,632
Small Cap Financial Fund......................          360,555        (6,527,294)          (6,166,739)
Small Cap Value Fund..........................        3,866,204        (2,286,819)           1,579,385
Realty Growth Fund............................           60,087          (414,235)            (354,148)

For the six months ended April 30, 1999, aggregate purchases and sales of investment securities and options transactions, if any, (excluding short-term investments) were as follows:

FUND                                                                             PURCHASES         SALES
-----------------------------------------------------------------------------  --------------  --------------
Financial Services Fund......................................................  $   18,160,063  $   23,654,906
Small Cap Financial Fund.....................................................       7,201,684      21,376,678
Small Cap Value Fund.........................................................       1,729,135       3,234,461
Realty Growth Fund...........................................................       1,397,411       1,747,535

4. CAPITAL SHARE TRANSACTIONS

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds' Class B and C shares (except for the Realty Growth Fund) were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Each Fund has an unlimited number of shares authorized with no par value, of which FBR owned 2,777, 2,778, 2,778 and 3 Fund shares of Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Transactions in each Fund's capital stock were as follows:

                                                    FINANCIAL SERVICES FUND*
                                          ---------------------------------------------
                                              SALES        REPURCHASES    REINVESTMENTS
                                          -------------   -------------   -------------
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
Shares..................................        130,484      1,117,089         245,329
Value...................................  $   2,195,661   $ 18,440,950    $  3,890,730
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
Shares..................................      2,741,726      1,265,509          21,591
Value...................................  $  50,376,443   $ 22,066,182    $    368,559

                                                    SMALL CAP FINANCIAL FUND*
                                          ---------------------------------------------
                                              SALES        REPURCHASES    REINVESTMENTS
                                          -------------   -------------   -------------
FOR THE SIX MONTHS ENDED APRIL 30, 1999
Shares..................................        167,557      1,519,089         453,578
Value...................................  $   2,463,930   $ 21,825,750    $  6,489,173
FOR THE FISCAL YEAR ENDED OCTOBER 31, 19
Shares..................................      5,677,018      4,628,869          30,657
Value...................................  $ 105,428,314   $ 85,579,803    $    548,154

                                                      SMALL CAP VALUE FUND*
                                          ---------------------------------------------
                                              SALES        REPURCHASES    REINVESTMENTS
                                          -------------   -------------   -------------
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
Shares..................................        115,965        308,709          31,805
Value...................................  $   1,796,413   $  4,872,471    $    454,754
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
Shares..................................      1,055,949        499,213          15,001
Value...................................  $  18,358,863   $  8,020,115    $    248,119

                                                      REALTY GROWTH FUND**
                                          ---------------------------------------------
                                              SALES        REPURCHASES    REINVESTMENTS
                                          -------------   -------------   -------------
FOR THE SIX MONTHS ENDED APRIL 30, 1999
Shares..................................         32,058         65,906           4,857
Value...................................  $     310,126   $    627,057    $     46,388
FOR THE FISCAL YEAR ENDED OCTOBER 31, 19
Shares..................................        143,851         93,361          22,029
Value...................................  $   1,769,579   $  1,082,426    $    218,262

---------------------

* Transactions in the Funds' Class B and C shares were converted to Class A shares, which have been redesignated as fund shares. As a result, the Funds' share transactions shown are inclusive of Class B and C shares transactions.

** Reported amounts include the results of the Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998. Sales transactions include additional shares and their associated dollar value from the conversion of the GrandView-SM- S&P-Registered Trademark- REIT Index Fund into the Realty Growth Fund on September 18, 1998.

Prior to April 18, 1998 and effective December 21, 1998, there was a 1.00% redemption fee on fund shares redeemed, which have been held 90 days or less. For the period November 1, 1997 through April 18, 1998, these fees amounted to $28,710, $128,967 and $5,839 for Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively. The redemption fees were collected and retained by each Fund for the benefit of the remaining shareholders.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) the amount of the shortfall to the Funds. The value of securities on loan to brokers and the related collateral and indemnification received at April 30, 1999, were as follows:

                                                      VALUE OF SECURITIES ON    VALUE OF COLLATERAL AND
FUND                                                           LOAN                 INDEMNIFICATION
----------------------------------------------------  -----------------------  -------------------------
Financial Services Fund.............................       $     124,104              $   127,778
Small Cap Financial Fund............................             299,625                  314,122
Small Cap Value Fund................................             812,612                  889,124
Realty Growth Fund..................................              81,894                   95,834

The cash collateral was reinvested into a repurchase agreement which was in turn collateralized by United States Treasury Notes.

For the six months ended April 30, 1999, income from securities lending was $2,820, $1,727, $2,324 and $214 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with Bear, Stearns & Co. Inc., outstanding at April 30, 1999 for the Realty Growth Fund.

ISSUER                                               FACE AMOUNT    MATURITY    INTEREST RATE  TOTAL VALUE
---------------------------------------------------  -----------  ------------  -------------  -----------
United States Treasury Note........................     210,000      02/15/07         6.25%    $   223,612

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

DISTRIBUTOR
    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

ADMINISTRATOR
    Bear Stearns Funds Management Inc.
    575 Lexington Avenue
    New York, NY 10022

ADMINISTRATION AND ACCOUNTING SERVICES/
TRANSFER AGENT
    PFPC Inc.
    Bellevue Corporate Center
    400 Bellevue Parkway
    Wilmington, DE 19809

CUSTODIAN
    Custodial Trust Company
    101 Carnegie Center
    Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182

COUNSEL
    Dechert Price & Rhoads
    1775 Eye Street, N.W.
    Washington, DC 20006

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

04/99SEMI